Cover	Aug. 03, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	001-35542
Entity Registrant Name	CUSTOMERS BANCORP, INC.
Entity Central Index Key	0001488813
Entity Tax Identification Number	27-2290659
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	701 Reading Avenue
Entity Address, City or Town	West Reading
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19611
City Area Code	(610)
Local Phone Number	933-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Voting Common Stock, par value $1.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Voting Common Stock, par value $1.00 per share
Trading Symbol	CUBI
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C, par value $1.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C, par value $1.00 per share
Trading Symbol	CUBI/PC
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, par value $1.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, par value $1.00 per share
Trading Symbol	CUBI/PD
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E, par value $1.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E, par value $1.00 per share
Trading Symbol	CUBI/PE
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series F, par value $1.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series F, par value $1.00 per share
Trading Symbol	CUBI/PF
Security Exchange Name	NYSE
5.375% Subordinated Notes due 2034
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	5.375% Subordinated Notes due 2034
Trading Symbol	CUBB
Security Exchange Name	NYSE